Note 11 - Related-party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

Note 11.   Related-Party Transactions

At June 30, 2019, the Company had $5.5 million aggregate principal amount of outstanding convertible notes issued to a significant shareholder. ‘Note 6 — Term Loans and Convertible Promissory Notes’.

In connection with the Merger, Alliqua’s existing CEO resigned from the company and received severance pay of  $1,091,000. As such amounts were accrued by Alliqua prior to the Merger, this severance payment had no impact to our condensed consolidated statement of operations for six months ended June 30, 2019.

Note 11.   Related-Party Transactions

In March 2018, September 2018, and December 2018, the Company  issued Notes to the Company’s majority investors totaling $4.5 million as of December 31, 2018. These Notes accrue simple interest on the outstanding principal amount  at the rate of 8% per annum.  As of December 31, 2018, accrued interest on the Notes was $126,000 — for further details see the section above titled ‘Note 5 — Term Loans and Convertible Promissory Notes’.